Consolidated Statements of Cash Flows - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Conversion of BCA commitment premium				$ 30
Cash flows from operating activities:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (60)	$ 1,685	$ (83)		$ (464)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	22	147	153		171
Non-cash reorganization items	0	(2,078)	0		0
Debtor Reorganization Items, Write-off of Deferred Financing Costs and Debt Discounts	0	0	0		81
Loss on extinguishment of debt	0	0	7		0
Amortization of debt discount and issuance costs	4	0	22		10
DIP financing fees included in net income	0	19	0		0
Unrealized losses from pension liability	15	0	(13)		0
Deferred income taxes	(10)	20	(6)		86
Foreign Currency Transaction Gain (Loss), Unrealized	2	99	10		12
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	0	5	8		3
Changes in operating assets and liabilities:
Accounts receivable	4	(27)	(17)		(39)
Inventories	52	(95)	(2)		(1)
Trade payables	(82)	68	11		(7)
Increase (Decrease) in Accrued Taxes Payable	1	0	(2)		6
Prepaid expenses and other assets	9	(6)	18		(15)
Accrued expenses and other liabilities	40	(44)	18		6
Net cash (used in) provided by operating activities	(3)	(207)	128		(150)
Cash flows from investing activities: [Abstract]
Capital expenditures	(17)	(78)	(114)		(79)
Interest Paid, Capitalized	0	(1)	1		(2)
Purchases of intangible assets	0	(2)	3		(3)
Increase (Decrease) in Restricted Cash	0	0	0		(5)
Proceeds from Sale of Property, Plant, and Equipment	0	1	2		1
Net cash used in investing activities	(17)	(18)	(116)		(88)
Cash flows from financing activities: [Abstract]
Payments of Debt Issuance Costs	0	0	0		(12)
Increase (decrease) in short-term borrowings	(1)	(6)	(1)		(2)
Proceeds from long-term debt	0	180	0		419
Repayments of Long-term Debt	0	(315)	10		(287)
Proceeds from (Repayments of) Related Party Debt	0	(50)	0		0
Proceeds from Other Equity	0	600	1		0
Proceeds from Contributed Capital	0	0	0		102
Net Cash Provided by (Used in) Financing Activities	(1)	390	(10)		220
Decrease in cash and cash equivalents	(21)	165	2		(18)
Effect of exchange rate changes on cash	(4)	(6)	(8)		(3)
Cash and cash equivalents, beginning of period			228
Cash and cash equivalents, end of period	228		221	228
Interest Paid	1		57	250	299
Income Taxes Paid	3		21	12	13
Cash	223	248	217	223	89
Capital expenditures included in accounts payable	20		17	13	29
Non-cash capital contribution from parent	0		0	$ 0	7
Proceeds from Divestiture of Businesses	0	12			0
Variable Interest Entity, Initial Consolidation, Gain (Loss)	0	(50)	0		0
DIP Facility Fees	$ 0	$ (19)	0		$ 0
Parent [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Unrealized losses from pension liability			$ (16)